Segment Information and Revenue Analysis - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
VAT refunds	$ 7,366	$ 8,377	$ 7,624